Additional information on the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of cash flow statement [Abstract]
Disclosure of detailed information about cash flow [Table Text Block]
	2025	2024
	$	$

Interests received	3,673	4,352
Interests paid on long-term debt	3,880	7,255
Income taxes paid	3,136	2,692

Changes in non-cash working capital items
Increase in amounts receivable	(121)	(880)
Increase in other current assets	(714)	(220)
Increase (decrease) in accounts payable and accrued liabilities	2,146	(777)
Increase in income tax liabilities	13,655	-
	14,966	(1,877)